Summary of significant accounting policies - Summary of Financial Information of the Group's VIEs and Subsidiaries of VIEs (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Disclosure Detail Of Summarized Financial Information Of Consolidated Condensed Financials [Line Items]
Non-current assets	¥ 270,444,000		¥ 183,833,000		$ 42,439
Current assets	1,247,175,000		1,786,065,000		195,709
Total assets	1,517,619,000		1,969,898,000		238,148
Non-current liabilities	42,477,000		48,509,000		6,666
Current liabilities	265,090,000		228,844,000		41,598
Total liabilities	307,567,000		277,353,000		48,264
Revenue	531,950,000	$ 83,475	424,485,000	¥ 323,425,000
Loss for the year	(502,598,000)	(78,869)	(3,069,043,000)	(676,034,000)
Net cash used in operating activities	(524,144,000)	(82,250)	(300,897,000)	(196,957,000)
Net cash used in from investing activities	(136,275,000)	(21,384)	(84,649,000)	(96,807,000)
Net cash generated from financing activities	(58,405,000)	(9,165)	1,744,512,000	371,731,000
Net increase/(decrease) in cash and cash equivalents	(718,824,000)	(112,799)	1,358,966,000	77,967,000
Borrowings	19,554,000		64,076,000
Repayment of loans	69,106,000	10,844	20,703,000	9,798,000
Parent
Disclosure Detail Of Summarized Financial Information Of Consolidated Condensed Financials [Line Items]
Non-current assets	1,184,191,000		728,152,000	227,636,000	185,826
Current assets	150,136,000		992,788,000	127,423,000	23,559
Total assets	1,334,327,000		1,720,940,000	355,059,000	209,385
Non-current liabilities	75,457,000			2,106,334,000	11,841
Current liabilities	53,279,000		28,395,000	27,056,000	8,360
Total liabilities	128,736,000		28,395,000	2,133,390,000	20,201
Loss for the year	(496,238,000)	(77,871)	(3,069,043,000)	(676,034,000)
Net cash used in operating activities	(35,706,000)	(5,603)	(36,241,000)	(10,805,000)
Net cash used in from investing activities	(978,541,000)	(153,554)	(1,040,333,000)	(231,062,000)
Net cash generated from financing activities	126,243,000	19,810	2,043,169,000	366,444,000
Net increase/(decrease) in cash and cash equivalents	(888,004,000)	(139,347)	966,595,000	124,577,000
Variable Interest Entity
Disclosure Detail Of Summarized Financial Information Of Consolidated Condensed Financials [Line Items]
Non-current assets	189,393,000		169,152,000		29,720
Current assets	556,527,000		335,772,000		87,331
Total assets	745,920,000		504,924,000		117,051
Non-current liabilities	1,402,408,000		780,519,000		220,068
Current liabilities	267,888,000		229,062,000		42,038
Total liabilities	1,670,296,000		1,009,581,000		$ 262,106
Revenue	534,111,000	83,814	424,485,000	323,425,000
Loss for the year	(425,411,000)	(66,756)	(236,102,000)	(406,239,000)
Net cash used in operating activities	(405,910,000)	(63,696)	(196,594,000)	(192,068,000)
Net cash used in from investing activities	(52,699,000)	(8,270)	(9,223,000)	(96,807,000)
Net cash generated from financing activities	529,270,000	83,054	200,767,000	238,061,000
Net increase/(decrease) in cash and cash equivalents	70,661,000	$ 11,088	(5,050,000)	(50,814,000)
Borrowings	1,449,810,000		767,789,000
Loans advanced	928,600,000		499,424,000	232,586,000
Repayment of loans	¥ 282,480,000		¥ 0	¥ 0